Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Note 21 - Financial Instruments and Risk Management
Note 21 - Financial Instruments and Risk Management

A. General

The Company has extensive international operations wherein it is exposed to credit, liquidity and market risks (including currency, interest and other price risks). In order to reduce the exposure to these risks, the Company holds financial derivative instruments, (including forward transactions, SWAP transactions, and options) to reduce the exposure to foreign currency risks, commodity price risks, energy and marine transport and interest risks. Furthermore, the Company holds derivative financial instruments to hedge the exposure and changes in the cash flows.

The transactions in derivatives are executed with large Israeli and non-Israeli financial institutions, and therefore Company management believes the credit risk in respect thereof is low.

This Note presents information about the Company's exposure to each of the above risks, and the Company's objectives, policies and processes for measuring and managing risk.

The Company regularly monitor the extent of our exposure and the rate of the hedging transactions for the various risks described below. The Company execute hedging transactions according to our hedging policy with reference to the actual developments and expectations in the various markets.

B. Groups and measurement bases of financial assets and financial liabilities

As of December 31, 2024
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions

Current assets
Cash and cash equivalents	-	327	-	-
Short-term investments and deposits	-	115	-	-
Trade receivables	-	1,260	-	-
Other receivables	-	33	-	-
Foreign currency derivative designated as economic hedge	12	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	4	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	3	-	-	-
Other non-current assets	-	20	-	-
Total financial assets	19	1,755	-	-
Current liabilities
Short term debt	-	-	-	(384)
Trade payables	-	-	-	(1,002)
Other current liabilities	-	-	-	(156)
Foreign currency derivative designated as economic hedge	-	-	(11)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(3)	-
Non-current liabilities
Long term debt and debentures	-	-	-	(1,909)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(4)	-
Other non- current liabilities	-	-	-	(41)
Total financial liabilities	-	-	(18)	(3,492)
Total financial instruments, net	19	1,755	(18)	(3,492)

As of December 31, 2023
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions

Current assets
Cash and cash equivalents	-	420	-	-
Short-term investments and deposits	-	172	-	-
Trade receivables	-	1,376	-	-
Other receivables	-	94	-	-
Foreign currency derivative designated as economic hedge	43	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	10	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	1	-	-	-
Other non-current assets	-	22	-	-
Total financial assets	54	2,084	-	-
Current liabilities
Short term debt	-	-	-	(858)
Trade payables	-	-	-	(912)
Other current liabilities	-	-	-	(180)
Foreign currency derivative designated as economic hedge	-	-	(4)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(3)	-
Non-current liabilities
Long term debt and debentures	-	-	-	(1,829)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(7)	-
Other non- current liabilities	-	-	-	(41)
Total financial liabilities	-	-	(14)	(3,820)
Total financial instruments, net	54	2,084	(14)	(3,820)

C. Credit risk

(1) General

(a) Customer credit risks

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and it arises mainly from the Company’s receivables from customers and from other receivables as well as from investments in securities.

The Company sells to a wide range and large number of customers, including customers with material credit balances. On the other hand, the Company does not have a concentration of sales to individual customers.

The Company has a regular policy of ensuring the credit risk of its customers by means of purchasing credit insurance with insurance companies, other than sales to government agencies and sales in small amounts. Most of all other sales are executed only after receiving approval of coverage in the necessary amount from an insurance company or other collaterals of a similar level. Part of the Brazilian companies are using uninsured model based on self-disclosure underwriting, with local collateral structure and credit committee policy.

The use of an insurance company as aforementioned ensures that the credit risk is managed professionally and objectively by an expert external party and transfers most of the credit risk to third parties. Nevertheless, the common deductible in credit insurances is 10% (even higher in a small number of cases) thus the Company is still exposed to part of the risk, out of the total

In addition, the Company has an additional deductible cumulative annual amount of approximately $6 million through a wholly‑owned captive reinsurance company.

Most of the Company’s customers have been trading with the Company for many years and only rarely have credit losses been incurred by the Company. The financial statements include specific allowance for doubtful debts that appropriately reflect, in Management’s opinion, the credit loss in respect of accounts receivables which are considered doubtful.

(b) Credit risks in respect of deposits

The Company deposits its balance of liquid financial assets in bank deposits and in securities. All the deposits are with a diversified group of leading banks preferably with banks that provide loans to the Company.

(2) Maximum Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As of December 31
Carrying amount ($ millions)
2024	2023

Cash and cash equivalents	327	420
Short term investments and deposits	115	172
Trade receivables	1,260	1,376
Other receivables	33	94
Derivatives	19	54
Other non-current assets	20	22
	1,774	2,138

The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As of December 31
Carrying amount ($ millions)
2024	2023

South America	390	409
Europe	310	352
Asia	278	313
North America	187	196
Israel	75	80
Other	20	26
	1,260	1,376

(3) Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As of December 31
2024		2023
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	1,150	1	1,258	(3)
Past due up to 3 months	79	(1)	102	(1)
Past due 3 to 12 months	35	(5)	27	(7)
Past due over 12 months	22	(21)	2	(2)
	1,286	(26)	1,389	(13)

The movement in the allowance for doubtful accounts during the year was as follows:

2024	2023
$ millions	$ millions

Balance as of January 1	13	8
Additional allowance	16	5
Changes due to translation differences	(3)	-
Balance as of December 31	26	13

D. Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to timely meet its liabilities, under both normal and stressed conditions, without incurring unwanted losses.

The Company manages the liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities.

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As of December 31, 2024
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	276	282	-	-	-
Trade payables	1,002	1,002	-	-	-
Other current liabilities	156	156	-	-	-
Long-term debt, debentures and others	2,058	185	546	792	1,276
	3,492	1,625	546	792	1,276
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	11	11	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	7	3	4	-	-
	18	14	4	-	-
As of December 31, 2023
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	283	300	-	-	-
Trade payables	912	912	-	-	-
Other current liabilities	180	180	-	-	-
Long-term debt, debentures and others	2,445	666	599	653	1,339
	3,820	2,058	599	653	1,339
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	4	4	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	10	3	7	-	-
	14	7	7	-	-

E. Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the fair value or future cash flows of a financial instrument.

1. Interest risk

The Company has loans bearing variable interests and therefore its financial results and cash flows are exposed to fluctuations in the market interest rates.

From time to time, the Company uses financial instruments including derivatives in order to hedge this exposure. The Company uses interest rate swap and cross currency swaps contracts mainly in order to reduce the exposure to cash flow risk in respect of changes in interest rates.

(a) Interest Rate Profile

Set forth below are details regarding the type of interest on the Company’s non-derivative interest‑bearing financial instruments:

As of December 31
2024	2023
$ millions	$ millions

Fixed rate instruments
Financial assets	387	387
Financial liabilities	(1,508)	(2,017)
	(1,121)	(1,630)
Variable rate instruments
Financial assets	49	49
Financial liabilities	(791)	(682)
	(742)	(633)

(b) Sensitivity analysis for fixed rate instruments

Most of the Company’s instruments bearing fixed interest are not measured at fair value through the statement of income. Therefore, changes in the interest rate will not have any impact on the profit or loss in respect of changes in the value of assets and liabilities bearing fixed interest.

(c) Sensitivity analysis for variable rate instruments

The below analysis assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As of December 31, 2024
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions

SWAP instruments
Changes in Israeli Shekel interest	14.8	7.0	(6.8)	(13.3)

(d) Terms of derivative financial instruments used to hedge interest risk

As of December 31, 2024
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	(3)	206	2025-2034	2.4%

As of December 31, 2023
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	(5)	344	2024-2034	2.4-4.74%

2. Currency risk

The Company is exposed to currency risk with respect to sales, purchases, assets and liabilities that are denominated in a currency other than the functional currency of the Company. The main exposure is the New Israeli Shekel, Euro, British Sterling, Chinese Yuan Brazilian Real and Turkish Lira.

The Company enters foreign currency derivatives – forward exchange transactions and currency options – all in order to protect the Company from the risk that the eventual cash flows, resulting from existing assets and liabilities, and sales and purchases of goods within the framework of firm or anticipated commitments (based on a budget of up to one year), denominated in foreign currency, will be affected by changes in the exchange rates.

(a) Sensitivity analysis

A 10% increase at the rate of the US dollar against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As of December 31,
Impact on profit (loss)
2024	2023
$ millions	$ millions

Non-derivative financial instruments
US Dollar/Euro	(54)	(82)
US Dollar/Israeli Shekel	73	70
US Dollar/British Pound	(1)	2
US Dollar/Brazilian Real	-	31
US Dollar/Chinese Yuan	-	21

A 10% decrease of the US dollar against the above currencies as of December 31, 2024, would have the same effect but in the opposite direction.

Presented hereunder is a sensitivity analysis of the Company’s foreign currency derivative instruments. Any change in the exchange rates of the principal currencies shown below would have increased (decreased) profit and loss and equity by the amounts shown below. This analysis assumes that all other variables remain constant.

As of December 31, 2024
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions

US Dollar/Brazilian Real
Forward transactions	1	1	(1)	(2)

US Dollar/Israeli Shekel
Forward transactions	(66)	(34)	40	83
Forward transactions hedge accounting	(31)	(17)	15	33
SWAP	(17)	(9)	10	21

US Dollar/British Pound
Options	(3)	(2)	2	4

Euro/ US Dollar
Forward transactions	18	9	(8)	(15)
Options	4	2	(2)	(3)

(b) Terms of derivative financial instruments used to reduce foreign currency risk

As of December 31, 2024
Carrying amount	Stated amount	Average
$ millions		exchange rate

Forward contracts
US Dollar/Israeli Shekel	(1)	808	3.7
Euro/US Dollar	2	177	1.1
US Dollar/Brazilian Real	-	18	6.0
British Pound/Euro	-	115	1.2
British Pound/US Dollar	-	8	1.2
Euro/Chinese Yuan Renminbi	-	14	7.7
Other	-	12	-
Forward contracts hedge accounting
US Dollar/Israeli Shekel	2	320	3.7
Currency and interest SWAPs
US Dollar/Israeli Shekel	(3)	206	3.7
Put options
US Dollar/Israeli Shekel	-	-	3.7
Euro/US Dollar	1	40	1.1
US Dollar/Japanese Yen	-	5	152.0
British Pound/US Dollar	-	12	1.2
Call options
US Dollar/Israeli Shekel	-	-	3.7
Euro/US Dollar	-	40	1.1
US Dollar/Japanese Yen	-	5	152.0
British Pound/US Dollar	-	12	1.2

As of December 31, 2023
Carrying amount	Stated amount	Average exchange rate
$ millions

Forward contracts
US Dollar/Israeli Shekel	35	735	3.7
Euro/US Dollar	5	12	1.1
US Dollar/Brazilian Real	-	14	5.0
British Pound/US Dollar	-	8	1.2
Euro/Chinese Yuan Renminbi	(1)	82	7.7
Other	-	54	293.9
Forward contracts hedge accounting
US Dollar/Israeli Shekel	6	345	3.7
Currency and interest SWAPs
US Dollar/Israeli Shekel	(5)	344	3.7
Put options
US Dollar/Israeli Shekel	-	-	3.7
Euro/US Dollar	-	45	1.1
US Dollar/Japanese Yen	-	5	140.7
British Pound/US Dollar	-	12	1.2
Call options
US Dollar/Israeli Shekel	-	-	3.7
Euro/US Dollar	-	45	1.1
US Dollar/Japanese Yen	-	5	140.7
British Pound/US Dollar	-	12	1.2

(c) Linkage terms of monetary balances – in millions of dollars

As of December 31, 2024
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Other	Total

Non-derivative instruments:
Cash and cash equivalents	55	20	9	2	69	151	21	327
Short term investments and deposits	108	1	-	-	-	6	-	115
Trade receivables	545	224	39	37	297	81	37	1,260
Other receivables	-	18	2	4	5	-	4	33
Other non-current assets	9	5	-	1	5	-	-	20
Total financial assets	717	268	50	44	376	238	62	1,755
Short-term debt	163	148	12	50	6	3	2	384
Trade payables	196	201	24	408	103	61	9	1,002
Other current liabilities	43	52	6	32	13	9	1	156
Long term debt, debentures and others	802	784	8	275	13	24	3	1,909
Other non-current liabilities	7	33	-	-	-	-	1	41
Total financial liabilities	1,211	1,218	50	765	135	97	16	3,492
Total non-derivative financial instruments, net	(494)	(950)	-	(721)	241	141	46	(1,737)
Derivative instruments:
Forward transactions	-	177	8	808	18	-	141	1,152
Forward transactions hedge accounting	-	-	-	320	-	-	-	320
Cylinder	-	40	12	-	-	-	5	57
SWAPS – US dollar into Israeli shekel	-	-	-	206	-	-	-	206
Total derivative instruments	-	217	20	1,334	18	-	146	1,735
Net exposure	(494)	(733)	20	613	259	141	192	(2)

As of December 31, 2023
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others	Total

Non-derivative instruments:
Cash and cash equivalents	78	10	15	2	65	230	20	420
Short term investments and deposits	163	1	-	-	-	5	3	172
Trade receivables	523	261	58	66	355	78	35	1,376
Other receivables	50	22	1	14	1	1	5	94
Other non-current assets	10	4	-	1	7	-	-	22
Total financial assets	824	298	74	83	428	314	63	2,084
Short-term debt	483	143	24	199	6	3	-	858
Trade payables	194	225	33	308	91	57	4	912
Other current liabilities	42	82	3	27	14	11	1	180
Long term debt, debentures and others	808	689	12	269	19	28	4	1,829
Other non-current liabilities	1	39	-	-	1	-	-	41
Total financial liabilities	1,528	1,178	72	803	131	99	9	3,820
Total non-derivative financial instruments, net	(704)	(880)	2	(720)	297	215	54	(1,736)
Derivative instruments:
Forward transactions	-	12	8	735	14	-	136	905
Forward transactions hedge accounting	-	-	-	345	-	-	-	345
Cylinder	-	45	12	-	-	-	5	62
SWAPS – US dollar into Israeli shekel	-	-	-	344	-	-	-	344
Total derivative instruments	-	57	20	1,424	14	-	141	1,656
Net exposure	(704)	(823)	22	704	311	215	195	(80)

3. Hedge accounting

The Company is exposed to changes in the exchange rate of the Israeli shekel and euro against the dollar in respect of principal and interest in certain debentures, loans, labor costs, sales and other operating expenses. The Company's risk management strategy is to hedge the changes in cash flows deriving from liabilities, labor costs and other operational costs denominated in Israeli shekels by using derivatives. These exposures are hedged from time to time, according to the assessment of the exposure and inherent risks against which the Company chooses to hedge, in accordance with the Company's risk management strategy.

In view of the above, the Company designated several forward contracts and options transactions for cash flow hedge and applied hedge accounting. These transactions, which include a portion of labor costs and other operational costs denominated in Israeli shekel and sales denominated in euro, are intended to secure the effect of the change in the exchange rate of the dollar against the hedged portion, thereby protecting the Company's operating income from currency fluctuation. The Company applies a 1:1 hedging ratio. The main source of potential ineffectiveness in these hedging ratios is negligible schedule differences between the hedged item and the hedging instrument. As of the date of the hedge transaction, the total balance of the hedged instruments amounted to about $360 million.

F. Fair value of financial instruments

The carrying amounts in the books of certain financial assets and financial liabilities, including cash and cash equivalents, investments, short-term deposits and loans, receivables and other debit balances, long-term investments and receivables, short-term credit, payables and other credit balances, long-term loans bearing variable interest and other liabilities, and derivative financial instruments, correspond to or approximate their fair value.

The following table details the book value and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As of December 31, 2024		As of December 31, 2023
Carrying amount	Fair value	Carrying amount	Fair value
$ millions		$ millions

Loans bearing fixed interest (1)	287	271	337	306
Debentures bearing fixed interest
Marketable (2)	909	845	1,208	1,118
Non-marketable (3)	47	47	196	194
	1,243	1,163	1,741	1,618

(1)
The fair value of the Euro loans bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2024, for the Euro loans was 4.5% (December 31, 2023 – 5.3%).

(2)	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3)
The fair value of the non-marketable debentures is based on present value calculation of the cash flows in respect of the principal and interest and is discounted at the market customary SOFR rate for similar loans with similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2024, was 6.7% (December 31, 2023 – 8.1%).

G. Hierarchy of fair value

The following table presents an analysis of the financial instruments measured by fair value, using the valuation method. (See Note 4).

The following levels were defined:

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

Level 2	As of December 31, 2024	As of December 31, 2023
	$ millions	$ millions

Derivatives designated as economic hedge, net	1	39
Derivatives designated as cash flow hedge, net	-	1
	1	40